December 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Level Premium Variable Life Insurance (Separate Account B)
File Nos. 333-149362 and 811-04328
Post-Effective Amendment No. 7 to the Registration Statement on Form N-6

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, is Post-Effective Amendment No. 7 (the “Post-Effective Amendment”) to the currently effective Registration Statement on Form N-6 (the “Registration Statement”) of First Investors Life Level Premium Variable Life Insurance (Separate Account B) (the “Separate Account”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of First Investors Life Insurance Company, the depositor for the Separate Account.

The Post-Effective Amendment is being filed to supplement the prospectus and statement of additional information of the Registration Statement with certain updated information.  The Post-Effective Amendment will become effective on December 17, 2012 in accordance with Rule 485(b) under the 1933 Act.

If you have any questions regarding this filing, please do not hesitate to call Diane E. Ambler at (202) 778-9886 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Joanne McIntosh First Investors Life Insurance Company Diane E. Ambler K&L Gates LLP